COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
COMMITMENTS

17.                               COMMITMENTS

The Group leases offices under non-cancelable operating leases agreements. Rent expenses under operating leases for the years ended December 31, 2009, 2010 and 2011 were $10,979, $17,412, and $28,927, respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Years ending December 31,
2012	28,781
2013	22,458
2014	16,961
2015	13,388
2016 and thereafter	15,439
97,027